Employee Benefits - Summary of Impact of Movement in Principal Actuarial Assumptions (Parenthetical) (Detail) - Actuarial assumption of discount rates [member]	Mar. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of decrease in discount rate	0.50%
Percentage of increase in discount rate	0.50%